Description of Plan (Details) - EBP 005	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Maximum vesting age | year	65
Maximum annual contribution percentage	50.00%
Matching percentage	50.00%
Participant compensation matched, percentage	6.00%
Forfeited nonvested account	$ 8,666	$ 23,173
Forfeited nonvested account, decrease from employer contribution	17,128	15,008
Minimum borrowing, amount	$ 1,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Participant loan, variable rate	1.00%
Participant loan, term	5 years
Accrual for administrative expense	$ 1,439	$ 9,594
EBP, Employer Matching Contribution
EBP, Description of Plan [Line Items]
Vesting period	4 years
Tranche One
EBP, Description of Plan [Line Items]
Vesting period	1 year
Vesting percentage	25.00%
Tranche Two
EBP, Description of Plan [Line Items]
Vesting period	2 years
Vesting percentage	50.00%
Tranche Three
EBP, Description of Plan [Line Items]
Vesting period	3 years
Vesting percentage	75.00%
Tranche Four
EBP, Description of Plan [Line Items]
Vesting period	4 years
Vesting percentage	100.00%
EBP, Divestiture Contribution
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%